EARNINGS (LOSS) PER SHARE (Details Narrative) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Diluted weighted average number of ordinary shares	0		0
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Diluted weighted average number of ordinary shares		416,500